INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Effective tax rate	21.90%	24.10%	22.90%	26.80%
Income tax expense	$ 4,268	$ 5,988	$ 7,593	$ 10,581
VIRGIN ISLANDS, BRITISH
Effective tax rate			0.00%